Warrant Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Warrant liabilities [Abstract]
Schedule of Warrant liabilities Fair value at Initial Measurement

The fair value of the warrant liabilities presented below were measured using a BSM valuation model on March 11, 2026 at the inception day and on March 13, 2026 at the exercised day respectively as follows:

Warrant liabilities fair value at initial measurement	Warrant outstanding	Fair value per share	Fair value
		$	$
March 11, 2026	9,010	44.902	404,551
Loss on change of fair value of warrant liabilities			6,777
Fair value as at March 13, 2026	9,010	45.654	411,328
De-recognition due to cashless exercise on March 13, 2026	(9,010)	45.654	(411,328)
Fair value as of period ended June 30, 2026			-

Schedule of Fair Value of the Warrant Liabilities

The fair value of the warrant liabilities presented below were measured using a BSM valuation methodology. Significant inputs into the respective model at the inception, de-recognition and reporting period measurement dates are summarized as follows:

Valuation assumptions	Issuance date March 11, 2026	Period ended March 13, 2026	Expiration date March 10, 2031

Exercised price	$4.17	$4.17	$4.17
Warrant expiration date	March 10, 2031	March 10, 2031	March 10, 2031
Stock price	$44.93	$45.68	-
Interest rate (Annual)	3.79%	3.87%	-
Volatility (Annual)	272.95%	273.39%	-
Time to maturity (Years)	5	4.99	-
Calculated value per share	$44.902	$45.654